Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred between June 30, 2014 and August 27, 2014, which is the date that the consolidated financial statements were available to be issued, for possible recognition or disclosure in the consolidated financial statements.

On August 22, 2014, the shareholders of Applied Nano approved the Merger Agreement and on August 27, 2014, the Merger Closed.